Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Initial Purchase Price Allocation

As of March 31, 2013 , the allocation of purchase price was comprised of:

(Dollars in millions)
Accounts receivable, net	$27.9
Plant, property and equipment, net	80.6
Unbilled services	11.8
Other assets	0.4
Goodwill	170.4
Intangibles	177.6
Accounts payable	(10.8)
Accrued liabilities	(7.0)
Deferred tax liability	(39.0)
Other liabilities	(1.6)
Unearned revenue	(9.5)

Total purchase price	$400.8

The initial purchase price allocation for the CTS Business is as follows:

($ in millions)
Accounts receivable, net	28.2
Plant, property and equpment, net	80.6
Unbilled services	11.8
Other assets	0.3
Goodwill	169.4
Intangibles	177.6
Accounts payable	(10.8)
Accrued liabilities	(6.6)
Deferred tax liability	(39.0)
Other liabilities	(1.2)
Unearned revenue	(9.5)

Total purchase price	400.8

Components of Intangible Assets By Type Acquired

The following table sets forth the components of intangible assets by type acquired in connection with the CTS Business acquisition:

	Estimated Fair Value (in millions)	Estimated Useful Life (in years)
Customer relationships- finite-lived	$171.0	13-15
Back-log	3.0	1.0
Internally developed software - finite-lived	3.4	4.9
Leasehold Assets	0.2	4.0

Total	$177.6

Unaudited Pro Forma Financial Information and Effects of Pro Forma Adjustments

The unaudited pro forma financial information and the effects of the pro forma adjustments listed above were as follows:

	Catalent Pharma Solutions Inc.	CTS July 1, 2011 thru February 16, 2012	Proforma Adjustments	Catalent Pharma Solutions Inc. Proforma Combined
(in millions)		(Unaudited)	(Unaudited)	(Unaudited)
Net revenue	1,694.8	123.1	—	$1,817.9
Cost of products sold	1,136.2	55.6	2.5	1,194.3

Gross Margin	558.6	67.5	(2.5)	623.6
Selling, general and administrative expenses	348.1	63.8	7.4	419.3
Impairment charges and (gain)/loss on sale of assets	1.8	—	—	1.8
Restructuring and other	19.5	0.3	—	19.8
Property and casualty (gain)/losses, net	(8.8)	—	—	(8.8)

Operating earnings/(loss)	198.0	3.4	(9.9)	191.5
Interest expense, net	183.2	10.5	2.6	196.3
Other (income)/expense, net	(3.8)	0.4	—	(3.4)

Earnings/(loss) from continuing operations before income taxes
	18.6	(7.5)	(12.5)	(1.4)
Income tax expense/(benefit)	16.5	2.2	(5.0)	13.7

Earnings/(loss) from continuing operations	2.1	(9.7)	(7.5)	(15.1)
Earnings/(loss) from discontinued operations, net of tax	(41.3)	—	—	(41.3)

Net earnings/(loss)	(39.2)	(9.7)	(7.5)	(56.4)
Net earnings/(loss) attributable to noncontrolling interest, net of tax	1.2	—	—	1.2

Net earnings/(loss) attributable to Catalent	(40.4)	(9.7)	(7.5)	$(57.6)